Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gross premiums:	$ 20,981	$ 19,838
Less: ceded premiums	2,339	4,557
Interest income on plan assets	2,389	8,211
Fee income	5,966	5,842
Total revenue	26,997	29,334
Total benefits and expenses	23,486	26,545
Income tax expense (benefit)	597	302
Total net income (loss)	2,914	2,487
Less: Net income (loss) attributable to participating policyholders (Note 21)	298	245
Shareholders' net income (loss)	2,616	2,242
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: ceded premiums	0	0
Interest income on plan assets	(26)	(79)
Fee income	(126)	(72)
Total revenue	(152)	(151)
Total benefits and expenses	(152)	(151)
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Shareholders' net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Gross premiums:	3,183	2,488
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	8,677	8,831
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	9,121	8,519
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	13,373
Less: ceded premiums	1,487	3,871
Interest income on plan assets	1,942	4,133
Fee income	1,240	1,132
Total revenue	15,068	13,267
Total benefits and expenses	13,497	11,894
Income tax expense (benefit)	308	197
Total net income (loss)	1,263	1,176
Less: Net income (loss) attributable to participating policyholders (Note 21)	321	213
Shareholders' net income (loss)	942	963
SLF Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,261	2,464
SLF Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,796	4,493
SLF Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,316	4,916
SLF U.S.(1) | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,400	5,306
Less: ceded premiums	597	436
Interest income on plan assets	305	1,864
Fee income	73	103
Total revenue	5,181	6,837
Total benefits and expenses	5,183	7,369
Income tax expense (benefit)	(19)	(392)
Total net income (loss)	17	(140)
Less: Net income (loss) attributable to participating policyholders (Note 21)	(35)	4
Shareholders' net income (loss)	52	(144)
SLF U.S.(1) | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF U.S.(1) | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,633	1,736
SLF U.S.(1) | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,767	3,570
SLF Asset Management
Disclosure of operating segments [line items]
Total revenue	4,124	4,082
SLF Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: ceded premiums	0	0
Interest income on plan assets	13	45
Fee income	4,111	4,037
Total revenue	4,124	4,082
Total benefits and expenses	2,930	2,976
Income tax expense (benefit)	284	453
Total net income (loss)	910	653
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Shareholders' net income (loss)	910	653
SLF Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asia(1) | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,179	2,527
Less: ceded premiums	232	226
Interest income on plan assets	76	1,722
Fee income	514	524
Total revenue	2,537	4,547
Total benefits and expenses	1,919	3,679
Income tax expense (benefit)	51	62
Total net income (loss)	567	806
Less: Net income (loss) attributable to participating policyholders (Note 21)	12	28
Shareholders' net income (loss)	555	778
SLF Asia(1) | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1	0
SLF Asia(1) | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,154	2,508
SLF Asia(1) | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	24	19
Corporate
Disclosure of operating segments [line items]
Total revenue	239	752
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	29	132
Less: ceded premiums	23	24
Interest income on plan assets	79	526
Fee income	154	118
Total revenue	239	752
Total benefits and expenses	109	778
Income tax expense (benefit)	(27)	(18)
Total net income (loss)	157	(8)
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Shareholders' net income (loss)	157	(8)
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	(79)	24
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	94	94
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	$ 14	$ 14